Summary of Significant Accounting Policies (Details 2)	6 Months Ended
Jun. 30, 2020
Customer-Related [Member]
Amortization Basis	Straight-line
Expected Life (Years)	15 years
Marketing Related [Member]
Amortization Basis	Straight-line
Expected Life (Years)	5 years